Provision (Benefit) for Income Taxes Reconciliation of Unrecognized Tax Benefits Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 51	$ 51
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	3	3
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	51	50
Additions for tax positions of prior years	0	1
Balance at end of period	$ 51	$ 51